Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

September 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”) Securities Act File No. 033-97598; Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the for the following Company funds, each dated September 1, 2017, do not differ from those contained in Post-Effective Amendment No. 477 to the Company’s Registration Statement on Form N-1A, filed electronically on August 28, 2017.

iShares Asia/Pacific Dividend ETF

iShares Emerging Markets Dividend ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi

Sarah R. Crespi

Assistant Secretary

cc: Benjamin J. Haskin, Esq.